Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	60,920	¥ 81,859
Finished goods	56,943	58,091
Write-down on residential condominiums under development	916	168	¥ 5,241
Capitalized interest costs related to specific long-term development projects	1,066	1,639	1,369
Advertising expense	¥ 25,309	21,276	20,329
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	9 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	29 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	5 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 20,976	16,321	13,239
Accumulated depreciation	¥ 85,255	67,055
Property under Facility Operations | Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Property under Facility Operations | Land improvement | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Property under Facility Operations | Property, Plant and Equipment, Other Types | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 5,380	5,110	¥ 4,711
Accumulated depreciation	¥ 47,534	45,310
Office Facilities | Buildings and fixtures | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	65 years
Office Facilities | Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years
Restatement Adjustment | Accounting Standards Update 2015-03 [Member]
Significant Accounting Policies [Line Items]
Other current assets		(3,988)
Long-term debt		¥ (3,988)